S000004356 [Member] Investment Objectives and Goals - iShares North American Natural Resources ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF Ticker: IGEStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector.